1(212) 318-6275
rachaelschwartz@paulhastings.com

April 2, 2014

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	The Tocqueville Trust (the "Trust") Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A under the Securities Act of 1933 (33-8746)

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A. It is proposed that this filing will become effective on June 16, 2014, pursuant to paragraph (a)(2) of Rule 485 of the Securities Act of 1933.

The Trust is making this filing pursuant to Rule 485(a) to introduce a new series of the Trust.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz
of PAUL HASTINGS LLP